RELATED PARTY TRANSACTIONS (Details)		12 Months Ended
		Dec. 31, 2018 USD ($) Extension	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Manager [Member] | Fixed Management Fee [Member]
Related Party Transactions [Abstract]
Adjustment for percentage change in book value of aircraft portfolio during preceding year		0.30%
Base amount used to calculate management fee adjustment		$ 2,700,000,000
Adjustment for percentage change in book value of aircraft portfolio in excess of base amount		0.25%
Number of automatic extensions | Extension		1
Term of extension		5 years
Termination notice period		12 months
Manager [Member] | Fixed Management Fee [Member] | Minimum [Member]
Related Party Transactions [Abstract]
Charges from related party		$ 5,000,000
Manager [Member] | Fixed Management Fee [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Charges from related party		12,000,000
Adjustment increase over $2.7 billion		2,000,000,000
Manager [Member] | Non-Renewal Fee [Member]
Related Party Transactions [Abstract]
Charges from related party		$ 6,000,000
Adjustment percentage of excess Management Expenses over threshold		50.00%
Manager [Member] | Fixed Management Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party		$ 7,300,000	$ 6,300,000	$ 6,300,000
BBAM [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019		19,757,000
2020		15,896,000
2021		19,496,000
2022		10,853,000
2023		10,344,000
Thereafter		63,567,000
Total		139,913,000
BBAM [Member] | Fixed Base Fees [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019	[1]	250,000
2020	[1]	250,000
2021	[1]	250,000
2022	[1]	238,000
2023	[1]	0
Thereafter	[1]	0
Total	[1]	$ 988,000
BBAM [Member] | Fixed Base Fees [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Monthly fee with related party				$ 150,000
BBAM [Member] | Rent Fee for Aircraft Financed by Securitization Notes [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent due				1.00%
Percentage of aircraft rent collected		3.50%		1.00%
BBAM [Member] | Fixed Administrative Agency Fee [Member]
Related Party Transactions [Abstract]
Monthly fee per aircraft with related party		$ 1,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | B&B Air Funding [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		20,000
Charges from related party				$ 750,000
Monthly fee per aircraft with related party		1,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[1]	76,000
2020	[1]	37,000
2021	[1]	24,000
2022	[1]	21,000
2023	[1]	12,000
Thereafter	[1]	1,000
Total	[1]	171,000
BBAM [Member] | Fixed Administrative Agency Fee [Member] | Other Subsidiaries [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	312,000
2020	[2]	280,000
2021	[2]	225,000
2022	[2]	197,000
2023	[2]	253,000
Thereafter	[2]	289,000
Total	[2]	$ 1,556,000
BBAM [Member] | Servicing Fee for All Other Aircraft [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
BBAM [Member] | Acquisition Fees [Member]
Related Party Transactions [Abstract]
Percentage of gross acquisition cost of aircraft or aviation asset purchased		1.50%
BBAM [Member] | Servicing and Fixed Administrative Services Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party		$ 15,800,000	13,100,000	14,600,000
BBAM [Member] | Origination Fees [Member]
Related Party Transactions [Abstract]
Charges from related party		$ 16,100,000	6,800,000	$ 8,400,000
BBAM [Member] | Disposition Fees [Member]
Related Party Transactions [Abstract]
Percentage of aggregate gross proceeds from disposition of aircraft or aviation asset		1.50%		1.50%
Expenses with related party		$ 3,100,000	$ 300,000	$ 7,500,000
BBAM [Member] | Fixed Administrative Services Fee Under Term Loan [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	441,000
2020	[2]	385,000
2021	[2]	300,000
2022	[2]	212,000
2023	[2]	61,000
Thereafter	[2]	62,000
Total	[2]	1,461,000
BBAM [Member] | Fixed Administrative Services Fee Under Magellan Acquisition Limited Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	228,000
2020	[2]	228,000
2021	[2]	226,000
2022	[2]	215,000
2023	[2]	204,000
Thereafter	[2]	601,000
Total	[2]	1,702,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Acquisition III Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	228,000
2020	[2]	228,000
2021	[2]	213,000
2022	[2]	91,000
2023	[2]	67,000
Thereafter	[2]	213,000
Total	[2]	1,040,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Acquisition Facility [Member]
Related Party Transactions [Abstract]
Monthly fee with related party		10,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	372,000
2020	[2]	370,000
2021	[2]	349,000
2022	[2]	306,000
2023	[2]	176,000
Thereafter	[2]	255,000
Total	[2]	$ 1,828,000
BBAM [Member] | Fixed Administrative Services Fee Under Fly Aladdin Engine Funding Facility [Member]
Related Party Transactions [Abstract]
Percentage of aircraft rent collected		3.50%
Monthly fee per aircraft with related party		$ 1,000
Minimum Long-Term Contractual Obligations [Abstract]
2019	[2]	12,000
2020	[2]	12,000
2021	[2]	12,000
2022	[2]	12,000
2023	[2]	10,000
Thereafter	[2]	0
Total	[2]	58,000
BBAM [Member] | Fixed Management Expenses [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019	[1],[3]	9,561,000
2020	[1],[3]	9,561,000
2021	[1],[3]	9,561,000
2022	[1],[3]	9,561,000
2023	[1],[3]	9,561,000
Thereafter	[1],[3]	62,146,000
Total	[1],[3]	109,951,000
BBAM [Member] | Acquisition Fees Related to Portfolio B in the AirAsia Transactions [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019		3,013,000
2020		4,545,000
2021		8,336,000
2022		0
2023		0
Thereafter		0
Total		15,894,000
BBAM [Member] | Disposition Fees on Flight Equipment Held for Sale [Member]
Minimum Long-Term Contractual Obligations [Abstract]
2019		5,264,000
2020		0
2021		0
2022		0
2023		0
Thereafter		0
Total		$ 5,264,000

[1]	Assumes Consumer Price Index ("CPI") rates in effect as of December 31, 2018 remain constant in future periods.
[2]	Assumes number of aircraft and engines at December 31, 2018 remain constant in future periods.
[3]	Assumes automatic extension for one additional term of five years to June 30, 2030. Also assumes net book values of aircraft and engines at December 31, 2018 remains constant in future periods.